Document and Entity Information	0 Months Ended
May 22, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 22, 2015
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	May 22, 2015
Document Effective Date	May 22, 2015
Prospectus Date	Feb. 27, 2015
Credit Suisse Managed Futures Strategy Fund | Class A
Risk/Return:
Trading Symbol	CSAAX
Credit Suisse Managed Futures Strategy Fund | Class C
Risk/Return:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class I
Risk/Return:
Trading Symbol	CSAIX